Finance receivables (Tables)	12 Months Ended
Mar. 31, 2020
Schedule of Finance Receivables
Finance receivables consist of the following:

	Yen in millions
	March 31,
	2019	2020
Retail	12,768,305	12,795,076
Finance leases	1,636,536	1,691,371
Wholesale and other dealer loans	3,489,757	3,479,613

	17,894,598	17,966,060
Deferred origination costs	204,304	221,200
Unearned income	(986,928)	(919,053)
Allowance for credit losses
Retail	(117,594)	(151,490)
Finance leases	(26,483)	(30,899)
Wholesale and other dealer loans	(39,008)	(47,789)

Total allowance for credit losses	(183,085)	(230,178)

Total finance receivables, net	16,928,889	17,038,029
Less - Current portion	(6,647,771)	(6,614,171)

Noncurrent finance receivables, net	10,281,118	10,423,858

Summary of Contractual Maturities
The contractual maturities of retail receivables, the future minimum lease payments on finance leases and the contractual maturities of wholesale and other dealer loans at March 31, 2020 are summarized as follows:

	Yen in millions
Years ending March 31,	Retail	Finance leases	Wholesale and other dealer loans
2021	4,027,784	446,901	2,476,011
2022	3,034,099	335,850	308,745
2023	2,476,975	247,378	197,597
2024	1,749,643	134,481	157,317
2025	964,212	48,912	107,152
Thereafter	542,363	8,801	232,791

	12,795,076	1,222,323	3,479,613

Summary of Finance Leases
Finance leases consist of the following:

	Yen in millions
	March 31,
	2019	2020
Minimum lease payments	1,158,242	1,222,323
Estimated unguaranteed residual values	478,294	469,048

	1,636,536	1,691,371
Deferred origination costs	11,929	12,349
Less - Unearned income	(143,838)	(146,087)
Less - Allowance for credit losses	(26,483)	(30,898)

Finance leases, net	1,478,144	1,526,735

Amount of Finance Receivables Segregated into Aging Categories Based on Number of Days Outstanding
The table below shows the amount of the finance receivables segregated into aging categories based on the number of days outstanding as of March 31, 2019 and 2020:

	Yen in millions
	March 31, 2019
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	12,554,265	1,625,893	1,806,305	873,427	808,755
30-59 days past due	141,111	4,972	191	—	—
60-89 days past due	35,090	1,396	100	—	—
90 days or greater past due	37,839	4,275	393	106	480

Total	12,768,305	1,636,536	1,806,989	873,533	809,235

	Yen in millions
	March 31, 2020
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	12,525,020	1,675,523	1,642,637	857,407	967,105
30-59 days past due	176,991	7,670	2,008	47	—
60-89 days past due	44,922	2,426	1,132	43	—
90 days or greater past due	48,143	5,752	9,011	196	27

Total	12,795,076	1,691,371	1,654,788	857,693	967,132

Recorded Investment for Credit Quality of Finance Receivable within Wholesale and Other Dealer Loan Receivables Portfolio Segment
The tables below show the recorded investment for credit quality of the finance receivable within the wholesale and other dealer loan receivables portfolio segment as of March 31, 2019 and 2020:
The wholesale and other dealer loan receivables portfolio segment is primarily segregated into credit qualities below based on internal risk assessments by dealers.
Performing: Account not classified as either Credit Watch, At Risk or Default
Credit Watch: Account designated for elevated attention
At Risk:	Account where there is an increased likelihood that default may exist based on qualitative and quantitative factors
Default:	Account is not currently meeting contractual obligations or we have temporarily waived certain contractual requirements

	Yen in millions
	March 31, 2019
	Wholesale	Real estate	Working capital	Total
Performing	1,566,475	743,379	789,948	3,099,802
Credit Watch	156,740	81,848	8,610	247,198
At Risk	58,550	45,564	10,189	114,303
Default	25,224	2,742	488	28,454

Total	1,806,989	873,533	809,235	3,489,757

	Yen in millions
	March 31, 2020
	Wholesale	Real estate	Working capital	Total
Performing	1,441,320	729,474	931,420	3,102,214
Credit Watch	133,892	82,322	22,293	238,507
At Risk	54,251	37,379	13,332	104,962
Default	25,325	8,518	87	33,930

Total	1,654,788	857,693	967,132	3,479,613

Impaired Finance Receivables
The tables below summarize information about impaired finance receivables:

	Yen in millions
	Recorded investment		Unpaid principal balance		Individually evaluated allowance
	March 31,		March 31,		March 31,
	2019	2020	2019	2020	2019	2020
Impaired account balances individually evaluated for impairment with an allowance:
Wholesale	18,187	11,687	18,187	11,687	3,141	2,005
Real estate	10,545	7,948	10,545	7,948	1,280	1,003
Working capital	7,451	10,040	7,451	10,040	6,670	4,163

Total	36,183	29,675	36,183	29,675	11,091	7,171

Impaired account balances individually evaluated for impairment without an allowance:
Wholesale	14,429	10,121	14,429	10,121
Real estate	16,870	16,157	16,870	16,157
Working capital	2,220	2,068	2,220	2,068

Total	33,519	28,346	33,519	28,346

Impaired account balances aggregated and evaluated for impairment:
Retail	29,537	30,753	28,788	30,109
Finance leases	99	103	75	42

Total	29,636	30,856	28,863	30,151

Total impaired account balances:
Retail	29,537	30,753	28,788	30,109
Finance leases	99	103	75	42
Wholesale	32,616	21,808	32,616	21,808
Real estate	27,415	24,105	27,415	24,105
Working capital	9,671	12,108	9,671	12,108

Total	99,338	88,877	98,565	88,172